The Nature of Expenses - Employee benefits expense summarized by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Employee benefits expense	$ 95,117	$ 106,926	$ 104,340
Cost of Revenues [Member]
IFRS Statement [Line Items]
Employee benefits expense	5,597	6,512	5,223
Operating Expenses [Member]
IFRS Statement [Line Items]
Employee benefits expense	$ 89,520	$ 100,414	$ 99,117